DERIVATIVES AND HEDGING ACTIVITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Balance Sheet Location and Fair Value of Company

The following table presents the balance sheet location and fair value of the Company’s derivatives:

		Fair Value of Asset (Liability)
	Balance Sheet Location	March 31, 2014	December 31, 2013
Foreign currency contracts	Prepaid expenses and other current assets	$2,055	$2,738
Foreign currency contracts	Other accrued liabilities	(2,399)	(662)

Total derivatives not designated as hedging instruments		$(344)	$2,076

The following table presents the balance sheet location and fair value of the Company’s derivatives:

		Fair Value of Asset (Liability)
		Successor	Successor
	Balance Sheet Location	December 31, 2013	December 31, 2012
Foreign currency contracts	Prepaid expenses and other current assets	$2,738	$1,314
Foreign currency contracts	Other accrued liabilities	(662)	(474)

Total derivatives not designated as hedging instruments		$2,076	$840

Pretax Impact of Foreign Currency Forward Contracts not Designated as Hedging Instruments

The pretax impact of the foreign currency forward contracts not designated as hedging instruments on the Condensed Consolidated Statements of Operations and Comprehensive Income is as follows:

Foreign Currency Forward Contracts	Location of Gain (Loss)	Gain (Loss) Recognized
Three Months Ended March 31, 2014	Other expense, net	$(3,032)
Three Months Ended March 31, 2013	Other expense, net	$(2,423)

The pretax impact of the foreign currency forward contracts not designated as hedging instruments on the Consolidated Statements of Operations and Comprehensive Income (Loss) is as follows:

Foreign Currency Forward Contracts	Location of Gain (Loss)	Gain (Loss) Recognized
January 1 – January 14, 2011 (Predecessor)	Other expense, net	$184
January 15 – December 31, 2011 (Successor)	Other expense, net	$(194)
Year ended December 31, 2012 (Successor)	Other expense, net	$529
Year ended December 31, 2013 (Successor)	Other expense, net	$9,010